SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST

                   SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS
            DATED MAY 1, 2003, AS SUPPLEMENTED JUNE 16, 2003, JULY 1,
                           2003, AND OCTOBER 1, 2003
                                       AND
             TO THE INVESTOR CLASS PROPSECTUS DATED OCTOBER 1, 2003


                       SUPPLEMENT DATED FEBRUARY 12, 2004



The following information replaces the last paragraph on page 44 and page 42 of the above referenced prospectuses respectively, regarding Fund Manager:

         The Safeco Intermediate-Term Bond Fund is co-managed by Michael Hughes, CFA, Vice President of Safeco Asset Management Company, Tim Hokari, Assistant Vice President of Safeco Asset Management Company, and Nancy McFadden of Safeco Asset Management Company. Mr. Hughes has been a portfolio manager at Safeco Asset Management Company since 1997 and also manages the debt security portion of the Safeco Balanced Fund. Mr. Hokari has been a portfolio manager with Safeco Asset Management Company since 2000 and also co-manages Safeco Intermediate-Term U.S. Government Fund. From 1994 to 1999, Mr. Hokari was with GE Financial Assurance where he was an Assistant Vice President and portfolio co-manager. Ms. McFadden joined Safeco Asset Management in 2001 as a fixed income analyst. From 1995 to 2001, Ms. McFadden was an analyst with GE Financial Assurance.


The following information replaces references to Dresdner RCM Global Investors LLC found on pages 28, 30, 62, and 63 and on pages 7, 9, 54 and 55 of the above referenced prospectuses respectively:

         RCM Capital Management LLC, formerly Dresdner RCM Global Investors LLC


                            [Safeco Corporation LOGO]






GMF-1248                                                                   02/04

                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST


          SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS DATED MAY 1, 2003,
         AS SUPPLEMENTED JUNE 16, 2003, JULY 1, 2003 AND OCTOBER 1, 2003
                                       AND
              TO THE ADVISOR CLASS PROPSECTUS DATEDOCTOBER 1, 2003


                       SUPPLEMENT DATED FEBRUARY 12, 2004



The following information replaces the last paragraph on page 60 and page 59 of the above referenced prospectuses respectively, regarding Fund Manager:

         The Safeco Intermediate-Term Bond Fund is co-managed by Michael Hughes, CFA, Vice President of Safeco Asset Management Company, Tim Hokari, Assistant Vice President of Safeco Asset Management Company, and Nancy McFadden of Safeco Asset Management Company. Mr. Hughes has been a portfolio manager at Safeco Asset Management Company since 1997 and also manages the debt security portion of the Safeco Balanced Fund. Mr. Hokari has been a portfolio manager with Safeco Asset Management Company since 2000 and also co-manages Safeco Intermediate-Term U.S. Government Fund. From 1994 to 1999, Mr. Hokari was with GE Financial Assurance where he was an Assistant Vice President and portfolio co-manager. Ms. McFadden joined Safeco Asset Management in 2001 as a fixed income analyst. From 1995 to 2001, Ms. McFadden was an analyst with GE Financial Assurance.


The following information replaces references to Dresdner RCM Global Investors LLC found on pages 39, 42, 80, and 81 and on pages 9, 12, 70, and 71 of the above referenced prospectuses respectively:

         RCM Capital Management LLC, formerly Dresdner RCM Global Investors LLC




                            [Safeco Corporation LOGO]
GMF-4504                                                                   02/04